Variable Interest Entities (Summary Of VIE Consolidated By FHN) (Details) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and due from banks	$ 373,274		$ 300,811
Loans, net of unearned income	19,589,520	[1]	17,686,502	[1]	$ 16,230,166
Allowance for loan losses	202,068		210,242		$ 232,448	$ 253,809
Total net loans	19,387,452		17,476,260
Other assets	1,406,711		1,436,291
Total assets	28,555,231		26,192,637
Liabilities:
Term borrowings	1,040,656		1,312,677
Other liabilities	467,944		635,306
Total liabilities	25,850,147		23,553,051
On Balance Sheet Consumer Loan Securitizations [Member]
Assets:
Cash and due from banks	0		1,406
Loans, net of unearned income	35,873		52,829
Allowance for loan losses	587		0
Total net loans	35,286		52,829
Other assets	283		86
Total assets	35,569		54,321
Liabilities:
Term borrowings	23,126		41,100
Other liabilities	3		5
Total liabilities	23,129		41,105
Rabbi Trusts Used For Deferred Compensation Plans [Member]
Assets:
Other assets	74,160		69,811
Total assets	74,160		69,811
Liabilities:
Other liabilities	54,746		51,251
Total liabilities	$ 54,746		$ 51,251

[1]	December 31, 2016 and 2015 include $28.5 million and $29. 7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.